UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C.
20549 Form 13F Form 13F COVER PAGE Report for the Calendar Year or Quarter
Ended:
March 30, 2007 Check here if Amendment [ ]; Amendment Number: This Amendment
(Check only one.): [x] is a restatement. [ ] adds new holdings entries.
Institutional
Investment
Manager Filing this Report: Name: Cascade Investment Counsel, LLC Address: 827
Alder
Creek Drive, Suite B Medford, OR 97504 13F File Number: The institutional investment
manager filing this report and the person by whom it is signed hereby represent that the
person
signing the report is authorized to submit it, that all information contained herein is
true, correct
and complete, and that it is understood that all required items, statements, schedules,
lists, and
tables, are considered integral parts of this form. Person Signing this Report on Behalf of
Reporting Manager: Name: Geoffrey W. Cutler Title: Chief Executive Officer
Phone: 541-857-
8551 Signature, Place, and Date of Signing: /s/ Geoffrey W. Cutler Medford, OR
July 14, 2006
Report Type (Check only one.): [ X] 13F HOLDINGS REPORT. [ ] 13F NOTICE. [ ] 13F
COMBINATION REPORT. FORM 13F SUMMARY PAGE Report Summary: Number of
Other Included Managers: 0 Form13F Information Table Entry Total:35 Form13F
Information
Table Value Total: $114,288 (thousands) List of Other Included Managers: Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with
respect to which this report is filed, other than the manager filing this report. NONE
FORM 13F INFORMATION TABLE VALUE SHARES/ SH/ PUT/ INVSTM OTHER
VOTING AUTHORI T TY NAME OF ISSUER TITLE OF CUSIP (x$1000) PRN AMT
PRN CALL DSCRET MANAGE SOLE SHARED CLASS N RS - -------------------------
---- ---------------- --------- -------- -------- --- ---- ------- ------------
-------- - -
			FORM	13F INFORMATION	TABLE
				VALUE	SHARES/	SH/		PUT/		INVSTMT	OTHER	VOTING  	AUTHORITY
NAME  OF ISSUER	TITLE OF CLASS	CUSIP	(x$1000)	PRN AMT	CALL	DSCRETN	MANAGERS
ABBOTT LABS		COM	002824100	5188 	92965 	SH		SOLE	0	92965	0
ANADARKO PETROLEUM	COM	032511107	5666 	130900 	SH		SOLE	0	130900	0
APACHE CORP.		COM	037411105	3556	49736 	SH		SOLE	0	49736	0
BAKER HUGHES, INC.	COM	057224107	4647 	69200 	SH		SOLE	0	69200	0
BARRICK GOLD, LTD.	SP ADR	067901108	4716 	163500 	SH		SOLE	0	163500	0
BELL SOUTH CORP		COM	079860102	560	13100 	SH		SOLE	0	13400	0
BEMIS COMPANY		COM	081437105	1341 	40000 	SH		SOLE	0	40000	0
CASCADE BANCORP		COM	147154108	280	11000 	SH		SOLE	0	11000	0
CHEVRONTEXACO CORP.	COM	166764100	3461 	46180 	SH		SOLE	0	46180	0
CONOCO PHILLIPS		COM	20825C104	9710 	140389 	SH		SOLE	0	140389	0
DOMINION RESOURCES, INC	COM	25746U109	1853 	20800 	SH		SOLE	0	20800	0
DUPONT EI DE NEMOURS	COM	263534109	316	6400 	SH		SOLE	0	6400	0
ELY LILLY, INC.		COM	532457108	2737 	51250 	SH		SOLE	0	51250	0
ENDBRIDGE ENERGE PARTNE	UNIT	29250R106	4856 	86650 	SH		SOLE	0	86650	0
ENDBRIDGE, iNC		COM	29250N105	361	10950	SH		SOLE	0	10950	0
EXXON MOBILE CORP	COM	30231G102	248	3248 	SH		SOLE	0	3248	0
GENERAL ELECTRIC CO	COM	369604103	1670 	47003 	SH		SOLE	0	47003	0
GLAXO SMITH KLINE	SP ADR	37733W105	1595 	29250 	SH		SOLE	0	29250	0
HALABURTON, INC.	COM	406216101	2435 	76000 	SH		SOLE	0	76000	0
INTERGYS ENERGY GROUP	COM	45822P105	509	9109	SH		SOLE	0	9109	0
INTERNATIONAL PAPER	COM	460146103	825	23000 	SH		SOLE	0	23000	0
JOHNSON & JOHNSON, Inc.	COM	478160104	4142 	68645 	SH		SOLE	0	68645	0
MARATHON OIL		COM	565849106	7211 	70800 	SH		SOLE	0	70800	0
MERCK, INC.		COM	589331107	4204 	95675 	SH		SOLE	0	95675	0
MERRILL LYNCH		PFD	59021S703	1884 	74000 	SH		SOLE	0	0	0
MICROSOFT		COM	594918104	227	8180	SH		SOLE	0	8180	0
NATURAL RESOURCE PARTNE	UNIT LP	63900P103	759	11350 	SH		SOLE	0	11350	0
NEWMONT MINING, INC.	COM	651639106	2980 	70150 	SH		SOLE	0	70150	0
ONEOK PARTNERS		UNIT LP	68268N103	4149 	61200 	SH		SOLE	0	61200	0
PITNEY BOWES INC.	COM	724479100	625	13750 	SH		SOLE	0	13750	0
SCHLUMBERGER		COM	806857108	5519 	78100 	SH		SOLE	0	78100	0
TC PIPELINES, LP	UNIT LP	87233Q108	2130	58364	sh		sole	0	58364	0
TEPPCO PARTNERS		UNIT LP	872384102	3435 	77600 	SH		SOLE	0	77600	0
TIDEWATER, INC.		COM	866423102	2803 	47400 	SH		SOLE	0	47400	0